Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 21.1%
Banks - 8.0%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 10/18/2021 (B) (C)	$ 779,000	$ 779,002
Bank of America Corp.
4.18%, 11/25/2027	476,000	530,379
CPI-YoY + 1.10%, 6.35% (A), 11/19/2024	5,000,000	5,281,700
Barclays Bank PLC
CPI-YoY + 1.00%, 6.39% (A), 05/22/2023 (D)	2,600,000	2,660,346
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (C) (E)	334,000	348,195
Citigroup, Inc.
1.38 * CPI-YoY, 7.40% (A), 03/27/2025	1,000,000	1,025,340
Corestates Capital II
3-Month LIBOR + 0.65%, 0.78% (A), 01/15/2027 (E)	244,000	238,002
Credit Agricole SA
2.81%, 01/11/2041 (C) (E)	700,000	666,528
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (E)	309,000	315,856
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	499,000	499,112
Standard Chartered PLC
Fixed until 07/26/2025 (B), 6.00% (A) (C) (E)	222,000	243,514
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (E)	660,000	727,438

		13,315,412

Capital Markets - 1.8%
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	2,000,000	2,034,169
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (B), 5.00% (A) (C)	759,000	766,590
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	167,000	163,320

		2,964,079

Chemicals - 0.4%
Westlake Chemical Corp.
3.38%, 08/15/2061	696,000	652,695

Commercial Services & Supplies - 0.5%
Triton Container International Ltd.
3.15%, 06/15/2031 (E)	804,000	810,622

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	420,000	419,475

Food Products - 0.5%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (E)	670,000	768,668

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.0%
Enstar Group Ltd.
3.10%, 09/01/2031	$ 588,000	$ 576,804
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.25% (A), 02/12/2067 (C) (E)	1,051,000	1,014,217

		1,591,021

Leisure Products - 0.5%
Brunswick Corp.
2.40%, 08/18/2031	819,000	790,919

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	1,073,000	1,021,478
3.90%, 06/01/2052	998,000	989,735

		2,011,213

Metals & Mining - 3.2%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (C)	384,000	393,976
Glencore Funding LLC
2.63%, 09/23/2031 (E)	1,393,000	1,362,521
2.85%, 04/27/2031 (E)	1,197,000	1,202,634
Newcrest Finance Pty Ltd.
5.75%, 11/15/2041 (E)	515,000	679,522
Teck Resources Ltd.
6.25%, 07/15/2041	1,076,000	1,443,265
Vale Overseas Ltd.
3.75%, 07/08/2030	139,000	144,156

		5,226,074

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.24% (A), 05/15/2067	242,000	227,855

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031 (C)	193,000	195,439

Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.
4.25%, 01/15/2030 (C)	400,000	431,008
Cenovus Energy, Inc.
4.25%, 04/15/2027	474,000	526,606
Diamondback Energy, Inc.
4.40%, 03/24/2051	645,000	729,908
Enable Midstream Partners LP
4.95%, 05/15/2028	260,000	291,841
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	874,000	935,852
Energy Transfer LP
5.80%, 06/15/2038	318,000	388,359
Fixed until 02/15/2023 (B), 6.25% (A)	755,000	675,499
EnLink Midstream Partners LP
Fixed until 12/15/2022 (B), 6.00% (A)	142,000	108,822
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	462,180
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	290,665

		4,840,740

Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
2.60%, 02/15/2033 (E)	$ 1,210,000	$ 1,163,557

Total Corporate Debt Securities (Cost $33,966,357)		34,977,769

FOREIGN GOVERNMENT OBLIGATIONS - 22.4%
Australia - 1.4%
Australia Government Bond
0.75%, 11/21/2027 (F)	AUD 2,800,000	2,388,140

Canada - 4.1%
Canadian Government Real Return Bond
4.00%, 12/01/2031	CAD 934,116	1,068,354
4.25%, 12/01/2026	5,637,287	5,670,894

		6,739,248

Mexico - 1.3%
Mexico Government International Bond
4.28%, 08/14/2041	$ 1,047,000	1,065,323
Mexico Udibonos
Series S,
4.50%, 12/04/2025	MXN 22,069,862	1,166,036

		2,231,359

New Zealand - 5.8%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (F)	NZD 11,200,000	9,553,867

Spain - 5.5%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (F)	EUR 2,625,900	3,748,410
1.00%, 11/30/2030 (F)	3,738,245	5,337,053

		9,085,463

United Kingdom - 4.3%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (F)	GBP 2,425,501	4,517,530
1.25%, 11/22/2032 (F)	1,266,075	2,590,475

		7,108,005

Total Foreign Government Obligations (Cost $34,659,833)		37,106,082

MORTGAGE-BACKED SECURITY - 0.1%
Benchmark Mortgage Trust
Series 2018-B1, Class A2,
3.57%, 01/15/2051	$ 230,000	235,704

Total Mortgage-Backed Security (Cost $240,781)		235,704

U.S. GOVERNMENT OBLIGATIONS - 54.1%
U.S. Treasury Inflation-Protected Securities - 54.1%
U.S. Treasury Inflation-Indexed Bond
0.13%, 02/15/2051	786,323	856,784
0.63%, 02/15/2043	1,780,860	2,112,777
0.75%, 02/15/2042 - 02/15/2045	4,796,372	5,850,208
1.00%, 02/15/2046	1,612,800	2,089,437
1.38%, 02/15/2044	1,522,560	2,081,942
2.00%, 01/15/2026	2,750,540	3,207,137
2.38%, 01/15/2025 - 01/15/2027	7,693,515	9,025,800
2.50%, 01/15/2029	635,675	813,548
3.63%, 04/15/2028	1,012,584	1,353,065

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022 - 01/15/2031	$ 24,577,370	$ 25,661,178
0.13%, 04/15/2026 (C)	1,040,840	1,126,791
0.25%, 01/15/2025 - 07/15/2029	4,699,502	5,167,421
0.38%, 07/15/2023 - 01/15/2027	10,859,936	11,810,135
0.50%, 01/15/2028	4,669,852	5,225,370
0.63%, 01/15/2024 - 01/15/2026	7,778,140	8,497,855
0.75%, 07/15/2028	4,132,196	4,728,082

Total U.S. Government Obligations (Cost $81,294,166)		89,607,530

	Shares	Value
PREFERRED STOCK - 0.3%
Banks - 0.3%
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (A) (C)	500	481,250

Total Preferred Stock (Cost $416,875)		481,250

SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.03% (G)	459,402	459,402

Total Short-Term Investment Company (Cost $459,402)		459,402

OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (G)	4,797,286	4,797,286

Total Other Investment Company (Cost $4,797,286)		4,797,286

Total Investments (Cost $155,834,700)		167,665,023
Net Other Assets (Liabilities) - (1.2)%		(1,938,095)

Net Assets - 100.0%		$ 165,726,928

Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	11/18/2021	USD	5,320,094	AUD	7,110,000	$178,881	$—
JPMS	11/18/2021	USD	7,671,855	CAD	9,600,000	93,035	—
JPMS	11/18/2021	USD	9,286,465	EUR	7,825,000	213,788	—
JPMS	11/18/2021	USD	7,222,692	GBP	5,222,000	186,348	—
JPMS	11/18/2021	USD	1,162,383	MXN	23,500,000	32,210	—
JPMS	11/18/2021	USD	8,824,624	NZD	12,650,000	94,661	—
JPMS	11/18/2021	AUD	5,500,000	USD	4,057,559	—	(80,530)
JPMS	11/18/2021	CAD	2,199,000	USD	1,731,735	4,288	—

Total						$803,211	$(80,530)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$34,977,769	$—	$34,977,769
Foreign Government Obligations	—	37,106,082	—	37,106,082
Mortgage-Backed Security	—	235,704	—	235,704
U.S. Government Obligations	—	89,607,530	—	89,607,530
Preferred Stock	481,250	—	—	481,250
Short-Term Investment Company	459,402	—	—	459,402
Other Investment Company	4,797,286	—	—	4,797,286

Total Investments	$5,737,938	$161,927,085	$—	$167,665,023

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$803,211	$—	$803,211

Total Other Financial Instruments	$—	$803,211	$—	$803,211

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(80,530)	$—	$(80,530)

Total Other Financial Instruments	$—	$(80,530)	$—	$(80,530)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (D)	$—	$—	$—	$2,660,346

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,187,622, collateralized by cash collateral of $4,797,286 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $496,310. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $9,541,274, representing 5.8% of the Portfolio’s net assets.

Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the total value of Regulation S securities is $28,135,475, representing 17.0% of the Portfolio’s net assets.
(G)	Rates disclosed reflect the yields at September 30, 2021.
(H)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate

Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6